Long term debt	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Long term debt

12. Long term debt

Long term debt, consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	45,124	71,944	954.3
Indian rupee loans	23,813	16,945	224.8
	68,937	88,889	1,179.1
Other secured bank loan:
Vehicle loan	10	-	-
Total debt	68,947	88,889	1,179.1
Less current portion	7,289	2,303	30.5
Long-term debt	61,658	86,586	1,148.6

Foreign currency term loans

5.5% Senior Notes

During the year ended March 31, 2018, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 5.5% US$ denominated Senior Notes (“5.5% Senior Notes” or “Green Bonds”) and raised INR 31,260 million net of discount of INR 9 million at 0.03% and issuance expense of INR 586 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST). In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.5% Senior Notes are payable on a semi-annual basis and the principal amount is payable in November 2022. As of March 31, 2020, the net carrying value of the Green Bonds as on March 31, 2020 was INR 37,318 million (US$ 495.0 million). The Company had guaranteed the principal and interest repayments to the investors; however, the guarantee was cancelled upon the Company satisfying certain financial covenants, on the basis of the financial statements for the year ended March 31, 2019. The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares.

5.65% Senior Notes

During the year ended March 31, 2020, Azure Power Solar Energy Private Limited (one of the subsidiaries of APGL) issued 5.65% US$ denominated Senior Notes (“5.65% Senior Notes” or “Green Bonds”) and raised INR 24,400 million net of discount of INR 7 million at 0.03% and issuance expense of INR 397 million. The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST).

In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.65% Senior Notes are payable on a semi-annual basis and the principal amount is payable in December 2024. As of March 31, 2020, the net carrying value of the Green Bonds was INR 26,001 million (US$ 344.9 million). The Company has guaranteed the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured fixed charge by the Company over the capital stock of Azure Power Solar Energy Private Limited.

Indian Rupee Non-Convertible Debentures

During the year ended March 31, 2018, the Company issued Non-Convertible Debentures in one of its subsidiaries and borrowed INR 1,865 million, net of issuance expense of INR 35 million. The debentures carry an interest rate of 12.30% per annum. The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually and commenced March 2018. The issuance expenses are amortized over the term of the contract using the effective interest rate method. As of March 31, 2020, the net carrying value of the Non-Convertible Debentures was INR 1,868 million (US$ 24.8 million).

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in one of its subsidiaries and borrowed INR 1,478 million, net of issuance expense of INR 22 million which has been renewed during the year with additional issuance expense of INR 25 million (US$ 0.3 million). The debentures carry an interest rate of 10.50% per annum. The debentures are repayable on the expiry of a period of 15 months from the date of allotment and interest payments are payable every three months and commenced December 2019. The Non-Convertible Debentures are collateralized with the shares of eight of the Company’s subsidiaries in terms of the debentures deed and total assets of one of its subsidiaries with a net carrying value of INR 1,688 million (US$ 22.4 million) and a charge over loans and advances amounting to INR 758 million (US$ 10.0 million).

During the year ended March 31, 2019, the Company issued Non-Convertible Debentures in two of its subsidiaries and borrowed INR 548 million, net of issuance expense of INR 14 million. The debentures carry an interest rate of 10.32% per annum. The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019. During the year ended March 31, 2020, the Company issued further Non-Convertible Debentures in four of its subsidiaries and borrowed INR 439 million (US$ 5.8 million), net of issuance expenses of INR 19 million (US$ 0.3 million) under the same facility. The debentures carry an interest rate of 9.85% to 10.87% per annum. The debentures are repayable starting October 2024 and interest payments are payable every three months commencing from March 2020. The issuance expenses are amortized over the term of the contract using the effective interest rate method. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of related subsidiary within the group with a net carrying value of INR 3,508 million (US$ 46.5 million). As of March 31, 2020, the net carrying value of the Non-Convertible Debentures was INR 988 million (US$ 13.1 million). As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.

Project level secured term loans

Foreign currency loans

The net carrying value of the loan as of March 31,

2020 is INR 3,059 million (US$ 40.6 million), which was borrowed for the financing of a 35 MW solar power project, which carries a fixed interest rate of 4.07% per annum. The loan is repayable in 36 semi-annual instalments which commenced on August 20, 2013. The borrowing is collateralized by underlying solar power project assets with a net carrying value of INR 2,514 million (US$ 33.3 million) as of March 31, 2020.

The net carrying value of the loan of INR 49 million (US$ 0.6 million) as of March 31, 2020 was borrowed for financing future rooftop solar power projects, which carries a fixed interest rate of 4.42% per annum. The loan is repayable in 54 quarterly instalments which commenced from October 15, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 59 million (US$ 0.8 million) as of March 31, 2020. As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non -compliance prior to the issuance of these financial statements.

During the year ended March 31, 2019, the Company borrowed INR 4,675 million as a project level bridge loan facility for the financing of a 260 MW solar power project. The facility carries a variable annual interest rate of LIBOR + 1.5% determined on semi-annual basis. The loan has been repaid during the year.

During the year ended March 31, 2019, the Company borrowed INR 552 million, as project level financing for some of its rooftop projects. During the year ended March 31, 2020, the Company further borrowed INR 135 million (US$ 1.8 million) and INR 271 million (US$ 3.6 million) under the same facility. These facilities carry an annual interest rate of LIBOR + 2.75%. The facility is repayable starting October 2024 and interest payments are payable every three months commencing from April 2019. The borrowing is collateralized by first ranking pari passu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 3,508 million (US$ 46.5 million). The net carrying value of the loan as of March 31, 2020 is INR 978 million (US$ 13.0 million). As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totaling INR 304 million and INR 936 million (US$ 12.4 million) at March 31, 2019 and March 31, 2020, respectively, are classified as restricted cash on the consolidated balance sheets.

Indian rupee loans

The net carrying value of the loan as of March 31, 2020 is INR 468 million (US$ 6.2 million), borrowed for financing of a 5 MW solar power project, which has been refinanced during the year ended March 31, 2020, from L&T Infra Debt Fund Limited and unamortized carrying value of ancillary cost of borrowing was expensed. The loan carries a fixed rate of 9.70% per annum. The loan is repayable in 49 quarterly instalments commenced December 31, 2019. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 528 million (US$ 7.0 million) as of March 31, 2020.

The net carrying value of the loan as of March 31, 2020 is INR 82 million (US$ 1.1 million), borrowed for the financing of a 2.5 MW solar power project. The interest rate as of March 31, 2020 was 12.16% per annum. The loan is repayable in 29 semi-annual instalments which commenced on January 15, 2014. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 123 million (US$ 1.6 million) as of March 31, 2020.

The net carrying value of the loan as of March 31, 2020 is INR 1,267 million (US$ 16.8 million), borrowed for financing of a 30 MW solar power project from a consortium of bank led by Yes Bank, which carries a floating rate of interest at a respective lender’s lending rate plus 1.5% per annum. The loan is repayable in 58 quarterly instalments commenced December 2015. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,545 million (US$ 20.5 million) as of March 31, 2020.

The loan

borrowed for financing of a 28 MW solar power project amounting to INR 1,408 million as at March 31, 2019, which was refinanced from L&T Finance and United Bank of India during August 2016. The floating interest rate for L&T Finance was L&T PLR less spread 4.9% (as on date of disbursement) and for United Bank of India, the rate was at L&T PLR less 4.5%, with the interest being fixed for first 5 years. The loan has been repaid during the year.

During the year ended March 31, 2018, the Company borrowed INR 413 million for financing of a 14 MW solar power project from Indusind Bank. The annual floating interest rate is MCLR plus 1.45%. The loan has been repaid during the year.

During the year ended March 31, 2018, the Company borrowed INR 1,614 million for financing of a 40 MW solar power project from Indian Renewable Energy Development Agency (IREDA). The floating interest rate at rate of interest for Grade-III borrower as per credit risk rating system of IREDA and external grading of Grade-III. The loan has been repaid during the year.

During the year ended March 31, 2018, the Company borrowed INR 375 million for financing of a 7 MW solar power project from PTC India Financial Services (“PFS”). The floating annual interest rate at PFS reference rate less 3.5%. The loan has been repaid during the year.

The net carrying value of the loan as of March 31, 2020 is INR 2,099 million (US$ 27.8 million), borrowed for financing of a 50 MW solar power project, which has been refinanced from TATA Capital Financial Services Limited and unamortized carrying value of ancillary cost of borrowing was expensed. The annual floating interest rate at TCCL Prime Lending Rate less 6.3%. The loan is repayable in 71 quarterly instalments and commenced March 31, 2020. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,700 million (US$ 35.8 million) as of March 31, 2020.

During the year ended March 31, 2018, the Company borrowed INR 2,287 million for financing of a 50 MW solar power project, from PTC India Financial Services. The annual floating interest rate was at the PFS reference rate less 3.25%. During March 2019, the loan amount of INR 1,500 million was refinanced from Tata Cleantech Capital Limited (“TCCL”). The annual floating interest rate was at TCCL Prime Lending Rate less 4.9%. The loan has been repaid during the year.

The net carrying value of the loan as of March 31, 2020 is INR 427 million (US$ 5.6 million), borrowed for financing of a 10 MW solar power project, from REC Limited (formerly known as Rural Electrification Corporation Limited) (‘REC’). The rate of interest shall be applicable for a Grade-III borrower for the financing and will reset after 10 years. The floating interest rate is at the REC lending rate. The loan is repayable in 60 quarterly instalments and commenced June 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 581 million (US$ 7.7 million) as of March 31, 2020.

The net carrying value of the loan borrowed for financing a 100 MW solar power project as of March 31, 2020 is INR 5,321 million (US$ 70.6 million). The floating interest rate at Grade-II as per IREDA. The loan is repayable in 73 quarterly instalments and commenced June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 5,245 million (US$ 69.6 million) as of March 31, 2020.

During the year ended March 31, 2019 and March 31, 2020, the Company borrowed INR 1,070 million and INR 400 million (US$ 5.3 million), respectively, for financing a 200 MW solar power project from Yes Bank. The annual floating interest rate is at MCLR plus 0.55%. The loan is repayable in 74 quarterly instalments and commenced March 2020. The borrowing is collateralized by the underlying under construction solar power project assets with a net carrying value of INR 9,262 million (US$ 122.9 million) as of March 31, 2020. The net carrying value of the loan as of March 31, 2020 is INR 1,399 million (US$ 18.5 million).

During the year ended March 31, 2019, the Company borrowed INR 3,530 million for financing a 100 MW solar power project, from L&T Finance. The loan has been repaid during the year.

During the year ended March 31, 2019, the Company borrowed INR 124 million (US$ 1.8 million) as an External Commercial Borrowings for some of its rooftop projects. These facilities carry an interest rate of 10.74% and interest payments are payable every three months which commenced April 2019. The borrowing is collateralized by first ranking pari paasu mortgage charge on all immovable and movable properties of the borrower with a net carrying value of INR 3,028 million (US$ 40.2 million) as of March 31, 2020. The loan is repayable on October 15, 2024. The net carrying value of the loan as of March 31, 2020 is INR 121 million (US$ 1.6 million). As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.

During the year ended March 31, 2020, the Company borrowed INR 463 million (US$ 6.1 million) as a project level financing for financing of a 16 MW solar power project from the State Bank of India (‘SBI’). These facilities carry an annual interest rate of MCLR + 0.35%. The loan is repayable in 52 quarterly installments commencing June 2020. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 701 million (US$ 9.3 million) as of March 31, 2020. The net carrying value of the loan as of March 31, 2020 is INR 453 million (US$ 6.0 million).

During the year ended March 31, 2020, the Company borrowed INR 1,000 million (US$ 13.3 million) for financing of its 90 MW solar project from REC. The rate of interest shall be applicable for a Grade-III borrower and will reset after 1 year. The floating interest rate is at the REC lending rate. The loan is repayable in 204 monthly instalments commencing April 2022. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 918 million (US$ 12.2 million) as of March 31, 2020. The net carrying value of the loan as of March 31, 2020 is INR 993 million (US$ 13.1 million).

As of March 31, 2020, the Company has unused commitments for long-term financing arrangements amounting to INR 19,360 million (US$ 256.8 million) for solar power projects.

Trade credit

As of March 31, 2020, the Company has multiple buyer’s credit facilities amounting to INR 4,236 million (US$ 56.2 million) including INR 2,641 million (US$ 35.0 million) availed during the year ended March 31, 2020. These facilities carry a floating interest rate of LIBOR+ 0.38%-0.50%, for its solar power projects. The trade credits shall to be repaid in 2.7 -2.8 years from the date of shipment with semi-annual interest payments.

As of March 31, 2020, the Company has buyer’s credit facility amounting to INR 303 million (US$ 4.0 million), for some of its operational SPV’s, entered during the year ended March 31, 2019. These facilities carry a floating interest rate of six months LIBOR plus 0.8% spread.

Short term credit

During the year ended March 31, 2019, the Company entered into separate revolving credit facilities in the amount of INR 500 million,

INR 2,500 million

and INR 1,950 million, which were closed in October, November and August 2019, respectively.

For the year ended March 31, 2020, the Company entered into a working capital facility in the amount of INR 1,690 million. The Company has drawn the entire facility during the year out of which INR 709 million was repaid as of March 31, 2020. Borrowings under this facility are repayable within 12 months of disbursement, unless renewed by the lenders thereafter, and the facility will be available until July 2022. The facility bears an interest rate of 10.15% per annum. The unamortized balance of debt financing cost as of March 31, 2020 is INR 6 million (US$ 0.1 million).

These aforementioned loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances.

As of March 31, 2020, the Company was in compliance with the financial covenants or remediated the non-compliance prior to the issuance of these financial statements.

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends, if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends out of restricted cash.

The carrying value of debt financing costs as on March 31, 2019 and 2020 was INR 851 million and INR 1,145 million (US$ 15.2 million), respectively, for the above loans, which is amortized over the term of the contract using the effective interest rate method.

As of March 31, 2020, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2021	2,338	31.0
2022	5,472	72.6
2023	38,973	517.0
2024	1,150	15.3
2025	29,829	395.7
Thereafter	12,266	162.6
Total: aggregate maturities of long-term debt	90,028	1,194.2
Less: carrying value of unamortized debt financing costs	(1,139)	(15.1)
Net maturities of long-term debt	88,889	1,179.1
Less: current portion of long-term debt	(2,303)	(30.5)
Long-term debt	86,586	1,148.6

(1)

Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2020 as per Reserve Bank of India.